Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2021
Trade and other receivables
Schedule of trade and other receivables
	2021	2020
		Re-presented[1]
	€m	€m
Included within non-current assets:
Trade receivables	52	68
Trade receivables held at fair value through other comprehensive income	278	261
Net investment in leases	104	118
Contract assets	528	583
Contract-related costs	580	628
Other receivables	76	84
Prepayments	247	227
Derivative financial instruments[2]	2,912	8,424
	4,777	10,393
Included within current assets:
Trade receivables	3,625	3,848
Trade receivables held at fair value through other comprehensive income	466	556
Net investment in leases	36	32
Contract assets	3,038	3,012
Contract-related costs	1,364	1,293
Amounts owed by associates and joint ventures	184	362
Other receivables	889	916
Prepayments	1,082	953
Derivative financial instruments[2]	239	752
	10,923	11,724

Notes:

1The prior year comparatives have been re-presented to reflect that Vodafone Egypt is no longer held for sale. See note 7 "Discontinued operations and assets and liabilities held for sale". The impact of the re-presentation is to increase Trade and other receivables within non-current assets and within current assets by €15 million and €313 million, respectively.

2Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.